Warrant Liability - Narratives (Details) - $ / shares		12 Months Ended
	Sep. 03, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
IFRS Class of Warrant or Right [Line Items]
Warrants, earliest exercise date, period from initial public offering if not earlier than 30 days after the Business Combination	1 year
Warrants, earliest exercise date, period from Business Combination if not earlier than one year after the initial public offering	30 days
Warrants expiration term	5 years
Number of shares issuable per warrant	1
Exercise price	$ 11.50	$ 11.50
Redemption of warrants, notice period		30 days
Dividend yield (as percent)			0.00%	0.00%
Volatility (as percent)			50.00%	50.00%
Risk-free rate (as percent)			0.10%	0.10%
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Number of days of volume-weighted average price of the shares		10 days
Threshold trading days following the notice of redemption		10 days
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 10.00
Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price		18.00
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 0.10
Period during which trading share price is measured to determine whether entity's right to redemption is triggered		30 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 10.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants		20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 18.00
Period for entity to give notice of redemption after end of measurement period		3 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 0.01
Period during which trading share price is measured to determine whether entity's right to redemption is triggered		30 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 18.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants		20 days
Public Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Period for entity to give notice of redemption after end of measurement period		3 days
Private Warrants
IFRS Class of Warrant or Right [Line Items]
Dividend yield (as percent)		0.00%
Volatility (as percent)		45.00%
Risk-free rate (as percent)		4.16%
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00
IFRS Class of Warrant or Right [Line Items]
Redemption price per warrant (in dollars per share)		$ 0.10
Period during which trading share price is measured to determine whether entity's right to redemption is triggered		30 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 10.00
Period during which trading share price should be within the price range to trigger entity's right to redemption of warrants		20 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Equals Or Exceeds 10.00 But Less Than 18.00 | Maximum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 18.00
Period for entity to give notice of redemption after end of measurement period		3 days
Private Warrants | Redemption Of Warrants When Price Per Share Of Class Common Stock Exceeds 18.00 | Minimum
IFRS Class of Warrant or Right [Line Items]
Trading share price		$ 18.00